Fair Value Measurements - Financial assets and liabilities (Details) - Recurring - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 414,100,847	$ 414,020,525
Liabilities:
Derivative liabilities	29,283,330	40,532,280
Public Warrants
Liabilities:
Derivative liabilities	17,250,000	21,390,000
Private Placement Warrants
Liabilities:
Derivative liabilities	9,233,330	11,449,330
Forward Purchase Agreement
Liabilities:
Derivative liabilities	2,800,000	7,692,950
Level 1
Assets:
Investments held in Trust Account	414,100,847	414,020,525
Liabilities:
Derivative liabilities	17,250,000
Level 1 | Public Warrants
Liabilities:
Derivative liabilities	17,250,000
Level 2
Liabilities:
Derivative liabilities	9,233,330
Level 2 | Private Placement Warrants
Liabilities:
Derivative liabilities	9,233,330
Level 3
Liabilities:
Derivative liabilities	2,800,000	40,532,280
Level 3 | Public Warrants
Liabilities:
Derivative liabilities		21,390,000
Level 3 | Private Placement Warrants
Liabilities:
Derivative liabilities		11,449,330
Level 3 | Forward Purchase Agreement
Liabilities:
Derivative liabilities	$ 2,800,000	$ 7,692,950